Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2018
Post-retirement benefit obligations
Post-retirement benefit obligations

		2018	2017
for the year ended 30 June	Note	Rm	Rm
Post-retirement healthcare benefits	33.1
South Africa		3 995	3 921
United States of America		248	242

		4 243	4 163
Pension obligations	33.2
Foreign – post-retirement benefit obligation		8 046	7 260
Less short-term portion of post-retirement benefit obligation		(389)	(354)

Total post-retirement benefit obligations		11 900	11 069

Pension assets	33.2
South Africa – post-retirement benefit asset		(582)	(622)
Foreign – post-retirement benefit asset		(916)	—

Total post-retirement benefit assets		(1 498)	(622)

Net pension obligations		6 548	6 638

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits
Last actuarial valuation – South Africa	31 March 2018	31 March 2018
Last actuarial valuation – United States of America	30 April 2018	30 April 2018
Last actuarial valuation – Europe	n/a	30 April 2018
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

	South Africa				United States of America				Europe
	2018		2017		2018		2017		2018	2017
at valuation date	%		%		%		%		%	%
Healthcare cost inflation
initial	7,5		7,5		7,0	*	7,0	*	n/a	n/a
ultimate	7,5		7,5		5,5	*	5,5	*	n/a	n/a
Discount rate – post-retirement medical benefits	9,9		9,8		3,9		3,5		n/a	n/a
Discount rate – pension benefits	9,9		10,1		2,7		2,7		1,8	1,9
Pension increase assumption	4,5		5,2		n/a	**	n/a	**	1,8	1,8
Average salary increases	5,5	+	5,5	+	4,2		4,2		2,8	2,8
Weighted average duration of the obligation – post- retirement medical obligation	15 years		15 years		9 years		9 years		n/a	n/a
Weighted average duration of the obligation – pension obligation	13 years		13 years		13 years		14 years		17 years	18 years

Assumptions regarding future mortality are based on published statistics and mortality tables.

*       The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**     There are no automatic pension increases for the United States of America pension plan.

+       Salary increases are linked to inflation.

Healthcare
Post-retirement benefit obligations
Benefit obligation by geographic area

	South Africa		United States of America		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation	3 995	3 921	248	242	4 243	4 163
Less short-term portion	(177)	(159)	(20)	(19)	(197)	(178)

Non-current post-retirement healthcare obligation	3 818	3 762	228	223	4 046	3 985

Reconciliation of obligation recognised

	South Africa		United States of America		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 921	3 690	242	304	4 163	3 994
Movements recognised in the income statement:	542	414	18	19	560	433
current service cost	73	59	10	11	83	70
interest cost	472	357	8	8	480	365
curtailments and settlements	(3)	(2)	—	—	(3)	(2)
Actuarial (gains)/losses recognised in other comprehensive income:	(258)	(32)	(5)	(21)	(263)	(53)
arising from changes in financial assumptions	(54)	54	(6)	(8)	(60)	46
arising from changes in demographic assumptions	—	—	—	1	—	1
arising from changes in actuarial experience	(204)	(86)	1	(14)	(203)	(100)
Benefits paid	(210)	(151)	(19)	(24)	(229)	(175)
Translation of foreign operations	—	—	12	(36)	12	(36)

Total post-retirement healthcare obligation at end of year	3 995	3 921	248	242	4 243	4 163

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
	2018	2017	2018		2017
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	582	594	—	*	—	*
Decrease in the healthcare cost inflation	(475)	(487)	—	*	—	*

Increase in the discount rate	(452)	(472)	(21)		(20)
Decrease in the discount rate	562	584	25		24

Increase in the pension increase assumption	159	145	—	*	—	*
Decrease in the pension increase assumption	(191)	(183)	—	*	—	*

*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States pension plan.

Pension
Post-retirement benefit obligations
Reconciliation of obligation recognised

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	46 508	44 823	9 774	11 506	56 282	56 329
Movements recognised in income statement:	5 678	5 277	596	587	6 274	5 864
current service cost	1 028	927	386	370	1 414	1 297
past service cost	—	—	—	21	—	21
interest cost	4 650	4 350	210	196	4 860	4 546
Actuarial (gains)/losses recognised in other comprehensive income:	(2 950)	(1 803)	462	(931)	(2 488)	(2 734)
arising from changes in demographic assumptions	—	—	20	(3)	20	(3)
arising from changes in financial assumptions	(2 950)	(1 803)	312	(971)	(2 638)	(2 774)
arising from change in actuarial experience	—	—	130	43	130	43
Member contributions	447	411	—	—	447	411
Benefits paid	(2 398)	(2 200)	(477)	(304)	(2 875)	(2 504)
Transferred to assets held for sale	—	—	(30)	—	(30)	—
Translation of foreign operations	—	—	695	(1 084)	695	(1 084)

Projected benefit obligation at end of year	47 285	46 508	11 020	9 774	58 305	56 282

unfunded obligation*	—	—	7 915	6 861	7 915	6 861
funded obligation	47 285	46 508	3 105	2 913	50 390	49 421

*

Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value (2018 — R305 million; 2017 — R268 million). A decrease of R1 million (2017 — increase of R50 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2018	2017	2018		2017
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	14	15	454		416
Decrease in average salaries increase assumption	(13)	(14)	(368)		(353)

Increase in the discount rate	(1 447)	(1 552)	(1 634)		(1 507)
Decrease in the discount rate	1 981	2 494	2 174		1 989

Increase in the pension increase assumption	2 035	2 538	1 071	*	956	*
Decrease in the pension increase assumption	(1 523)	(1 622)	(851	)*	(731	)*

*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

Schedule of allocation of plan assets

	South Africa		United States of America
	2018	2017	2018	2017
at 30 June	%	%	%	%
Equities	53	53	32	44
resources	6	5	5	7
industrials	3	2	3	5
consumer discretionary	12	14	4	5
consumer staples	12	13	2	3
healthcare	3	4	3	5
information technologies	4	3	7	9
telecommunications	1	2	2	2
financials (ex real estate)	12	10	6	8
Fixed interest	10	10	59	44
Direct property	17	16	5	7
Listed property	5	7	—	—
Cash and cash equivalents	4	3	—	—
Third party managed assets	11	11	—	—
Other	—	—	4	5

Total	100	100	100	100

	South Africa(1)		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	30	45	17	37
foreign	15	30	17	37
Fixed interest	5	25	55	75
Property	10	25	—	18
Other	—	15	—	18

(1)

Members of the defined contribution scheme have a choice of four investment portfolios. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The total assets of the fund under these investment portfolios are R146 million, R47 929 million, R700 million and R678 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	47 285	46 508	3 105	2 913	50 390	49 421
defined benefit portion	19 970	19 200	3 105	2 913	23 075	22 113
defined benefit option for defined contribution members	27 315	27 308	—	—	27 315	27 308
Plan assets	(50 128)	(48 340)	(3 890)	(2 514)	(54 018)	(50 854)
defined benefit portion	(22 502)	(21 669)	(3 890)	(2 514)	(26 392)	(24 183)
defined benefit option for defined contribution members	(27 626)	(26 671)	—	—	(27 626)	(26 671)
Projected benefit obligation (unfunded)	—	—	7 915	6 861	7 915	6 861
Asset not recognised due to asset limitation	2 261	1 210	—	—	2 261	1 210

Net liability/(asset) recognised	(582)	(622)	7 130	7 260	6 548	6 638

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Pension asset	(582)	(622)	(916)	—	(1 498)	(622)
Pension benefit obligation	—	—	8 046	7 260	8 046	7 260
long-term portion	—	—	7 854	7 084	7 854	7 084
short-term portion	—	—	192	176	192	176
Net liability/(asset)	(582)	(622)	7 130	7 260	6 548	6 638

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2018	2017	2018	2017	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	48 340	46 752	2 514	2 439	50 854	49 191
Movements recognised in income statement:	4 707	4 407	67	58	4 774	4 465
interest income	4 829	4 535	67	58	4 896	4 593
interest on asset limitation	(122)	(128)	—	—	(122)	(128)
Actuarial (losses)/gains recognised in other comprehensive income:	(1 959)	(1 930)	180	202	(1 779)	(1 728)
arising from return on plan assets (excluding interest income)	(1 959)	(1 930)	180	202	(1 779)	(1 728)
Plan participant contributions*	447	411	—	—	447	411
Employer contributions* +	991	900	1 233	265	2 224	1 165
Benefit payments	(2 398)	(2 200)	(314)	(165)	(2 712)	(2 365)
Translation of foreign operations	—	—	210	(285)	210	(285)

Fair value of plan assets at end of year	50 128	48 340	3 890	2 514	54 018	50 854

Actual return on plan assets	2 748	2 477	247	260	2 995	2 737

*	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.
+	In 2018, in the United States of America there was a once-off payment R963 million (US$75 million) made by the employer to the fund.

Schedule of contributions to plans
	South Africa	Foreign
	Rm	Rm
Pension contributions	1 009	287